SHARE-BASED PAYMENTS, Summary of Securities Granted as Share-Based Payments (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Number of Outstanding Instruments [Roll Forward]
Outstanding at beginning of year (in shares)	52,981,743	52,044,000	54,749,214
Outstanding at end of year (in shares)	43,595,741	52,981,743	52,044,000
Weighted Average Exercise Price [Roll Forward]
Outstanding at beginning of year (in dollars per share) | $ / shares	$ (0.14)	$ 0.12	$ 0.19
Options granted during the year (in dollars per share) | $ / shares		1.03	1.33
Outstanding at end of year (in dollars per share) | $ / shares	$ 0.08	$ (0.14)	$ 0.12
Listed options [Member]
Number of Outstanding Instruments [Roll Forward]
Options exercised during the year (in shares)		0	(12,606,704)
Options expired during the year (in shares)	0	0	(17,510)
Weighted Average Exercise Price [Roll Forward]
Options exercised during the year (in dollars per share) | $ / shares		$ 0	$ (0.2)
Options expired during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ (0.2)
Options [Member]
Number of Outstanding Instruments [Roll Forward]
Options granted during the year (in shares)	0	1,424,372	600,000
Options exercised during the year (in shares)	(11,262,000)	(2,237,000)	(2,576,000)
Options expired during the year (in shares)	0
Weighted Average Exercise Price [Roll Forward]
Options granted during the year (in dollars per share) | $ / shares	$ 0	$ 1.03	$ 1.33
Options exercised during the year (in dollars per share) | $ / shares	$ (0.35)	$ (0.26)	$ (0.22)
Rights [Member]
Number of Outstanding Instruments [Roll Forward]
Rights/RSUs granted during the year (in shares)	4,021,000	1,935,000	11,295,000
Rights/RSUs converted during the year (in shares)	(5,147,665)	(329,000)	0
Rights lapsed during the year	(550,000)	(80,000)	0
Weighted Average Exercise Price [Roll Forward]
Rights/RSUs granted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Rights/RSUs converted during the year (in dollars per share) | $ / shares	0	0	0
Rights lapsed during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
RSUs [Member]
Number of Outstanding Instruments [Roll Forward]
Rights/RSUs granted during the year (in shares)	3,894,124	424,372	600,000
Rights/RSUs converted during the year (in shares)	(341,461)	(200,001)	0
Rights lapsed during the year	0
Weighted Average Exercise Price [Roll Forward]
Rights/RSUs granted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0
Rights/RSUs converted during the year (in dollars per share) | $ / shares	$ 0	$ 0	$ 0